INCOME TAXES DISCLOSURE: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Income Tax Reconciliation

	Year ended January 31,
	2023	2022	2021
Net loss before tax	$(1,769,501)	$(1,622,000)	$(210,654)
Statutory income tax rate	27%	27%	21%
Expected income tax recovery at statutory income tax rates	(478,000)	(438,000)	(44,000)
Non-deductible expenditures	646	90,924	-
Difference in foreign tax rates, foreign exchange	-	-	5,112
Other	(78,026)	(136,333)	(57,571)
Adjustment to prior year provisions versus statutory tax returns	91,380	39,409	72,907
Change in valuation allowance	464,000	444,000	23,552
Income tax recovery	$-	$-	$-